Employee benefit plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Japan
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	¥ (102,734)	¥ 39,852	¥ 93,859
Recognized net actuarial loss	6,927	7,462	14,298
Prior service costs	1,067	58	21
Amortization of prior service costs	(3,904)	(4,226)	(4,148)
Amortization of net transition obligation	0	0	0
Other	4,610	(7,979)	811
Total recognized in other comprehensive income (loss)	(94,034)	35,167	104,841
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	13,952	(17,163)	13,647
Recognized net actuarial loss	7,102	5,452	5,134
Prior service costs	(13)	12	996
Amortization of prior service costs	219	313	344
Amortization of net transition obligation	0	0	0
Other	7,289	9,004	1,962
Total recognized in other comprehensive income (loss)	¥ 28,549	¥ (2,382)	¥ 22,083